Basis of Presentation and Summary of Significant Accounting Policies - Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Inventory
Work in process	$ 3,062	$ 1,081
Finished goods	7,301	7,324
Inventory	$ 10,363	$ 8,405